Property and Equipment (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation			$ 544,820	$ 36,422	$ 65,895
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Depreciation	$ 8,148	$ 9,318			$ 17,930	$ 25,460